Employee Benefit Plan (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plan [Abstract]
Contribution for employee benefits	¥ 90,939	¥ 72,867	¥ 68,192